UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3-31-2005
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey Casdin            New York, New York          5/16/05
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        41
                                               -------------

Form 13F Information Table Value Total:        $619,086
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE



                                                      FORM 13F INFORMATION TABLE

      NAME OF               TITLE OF     CUSIP        VALUE     SHARES/  SH/    PUT/   INVSMT    OTHER     VOTING AUTHORITY
      ISSUER                 CLASS                  x($1000)    PRN AMT  PRN    CALL  DISCRETN    MGRS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------

ABGENIX INC                 COMMON       00339B107    14775     2110700   SH            SOLE             2110700    0        0
------------------------------------------------------------------------------------------------------------------------------
AMYLIN                      COMMON       032346108    21675     1239254   SH            SOLE             1239254    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC         COMMON       04269X105     2103      300000   SH            SOLE              300000    0        0
------------------------------------------------------------------------------------------------------------------------------
BARD C R INC                COMMON       067383109    10893      160000   SH            SOLE              160000    0        0
------------------------------------------------------------------------------------------------------------------------------
BARRIER THERAPEUTICS        COMMON       06850R108    15645     1010000   SH            SOLE             1010000    0        0
 INC
------------------------------------------------------------------------------------------------------------------------------
BAUSCH & LOMB INC           COMMON       071707103    11310      154300   SH            SOLE              154300    0        0
------------------------------------------------------------------------------------------------------------------------------
CURAGEN CORP                COMMON       23126R101     9915     2383372   SH            SOLE             2383372    0        0
------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC         COMMON       126667954      885        1500   PUT           SOLE                   0    0     1500
------------------------------------------------------------------------------------------------------------------------------
CYBERONICS INC              COMMON       23251P102     9457      214100   SH            SOLE              214100    0        0
------------------------------------------------------------------------------------------------------------------------------
CYTOGEN INC                 COMMON       232824300     9368     1617903   SH            SOLE             1617903    0        0
------------------------------------------------------------------------------------------------------------------------------
D & K                       COMMON       232861104     1303      155700   SH            SOLE              155700    0        0
 HEALTHCARE RES INC
------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                  COMMON       23918K108    18506      442200   SH            SOLE              442200    0        0
------------------------------------------------------------------------------------------------------------------------------
DUSA                        COMMON       266898105    24299     2783400   SH            SOLE             2783400    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------
ELI LILLY & CO              COMMON       532457108    12551      240900   SH            SOLE              240900    0        0
------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC               COMMON       368710406    42441      749700   SH            SOLE              749700    0        0
------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC         COMMON       375558103    21011      586904   SH            SOLE              586904    0        0
------------------------------------------------------------------------------------------------------------------------------
HEALTH MGMT ASSOC           COMMON       421933102    11247      429600   SH            SOLE              429600    0        0
 INC NEW
------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC              COMMON       42222G108     9986      305300   SH            SOLE              305300    0        0
------------------------------------------------------------------------------------------------------------------------------
HUMAN GENOME SCIENCES       COMMON       444903108     2966      321700   SH            SOLE              321700    0        0
 INC
------------------------------------------------------------------------------------------------------------------------------
IDX SYS CORP                COMMON       449491109    89763     2584600   SH            SOLE             2584600    0        0
------------------------------------------------------------------------------------------------------------------------------
ILLUMINA INC                COMMON       452327109     2351      290942   SH            SOLE              290942    0        0
------------------------------------------------------------------------------------------------------------------------------
INAMED CORP                 COMMON       453235103     2096       30000   SH            SOLE               30000    0        0
------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP                 COMMON       45337C102     5250      768600   SH            SOLE              768600    0        0
------------------------------------------------------------------------------------------------------------------------------
INSPIRE                     COMMON       457733103    16188     1983809   SH            SOLE             1983809    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS        COMMON       45031X204    13976     1414570   SH            SOLE             1414570    0        0
 INC
------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON           COMMON       478160104    40041      596200   SH            SOLE              596200    0        0
------------------------------------------------------------------------------------------------------------------------------
LIFEPOINT INC               COMMON       53215R100     8816      201100   SH            SOLE              201100    0        0
------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                 COMMON       583916101      577       80900   SH            SOLE               80900    0        0
------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC               COMMON       585055106    10990      215700   SH            SOLE              215700    0        0
------------------------------------------------------------------------------------------------------------------------------
MEMORY                      COMMON       58606R403     3942      900000   SH            SOLE              900000    0        0
 PHARMACEUTICALS CORP
------------------------------------------------------------------------------------------------------------------------------
MERCK & CO                  COMMON       589331107    21685      669900   SH            SOLE              669900    0        0
------------------------------------------------------------------------------------------------------------------------------
NUVELO INC                  COMMON       67072M301    16691     2567889   SH            SOLE             2567889    0        0
------------------------------------------------------------------------------------------------------------------------------
PACIFICARE HEALTH           COMMON       695112102    17452      306600   SH            SOLE              306600    0        0
 SYS DEL
------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                  COMMON       717081103    21880      832900   SH            SOLE              832900    0        0
------------------------------------------------------------------------------------------------------------------------------
PHOTOMEDEX INC              COMMON       719358103     4330     1609706   SH            SOLE             1609706    0        0
------------------------------------------------------------------------------------------------------------------------------
POLYMEDICA CORP             COMMON       731738950     1302        3100   PUT           SOLE                   0    0     3100
------------------------------------------------------------------------------------------------------------------------------
PRIORITY HEALTHCARE         COMMON       74264T102     8596      397400   SH            SOLE              397400    0        0
 CORP
------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC         COMMON       89579K109    20992      419000   SH            SOLE              419000    0        0
------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL HLTH SVCS         COMMON       913903100    20426      389800   SH            SOLE              389800    0        0
 INC
------------------------------------------------------------------------------------------------------------------------------
VICURON                     COMMON       926471103    22824     1448200   SH            SOLE             1448200    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC            COMMON       98985T109    18582     1217700   SH            SOLE             1217700    0        0
------------------------------------------------------------------------------------------------------------------------------
